Net Periodic Benefit Costs (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Service cost	$ 10,108	¥ 833,000	¥ 835,000	¥ 915,000
Interest cost	8,797	725,000	712,000	764,000
Expected return on plan assets	(9,174)	(756,000)	(758,000)	(705,000)
Amortization of actuarial loss	14,658	1,208,000	1,255,000	1,814,000
Amortization of prior service benefit	(8,397)	(692,000)	(691,000)	(691,000)
Defined Benefit Plan, Net Periodic Benefit Cost, Total	$ 15,992	¥ 1,318,000	¥ 1,353,000	¥ 2,097,000